Equity - Schedule Of Detailed Information About Hedges Of Net Investments Of Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about hedges [line items]
Balance at January 1	$ 715,703	$ 22,815	$ 277,441	$ 520,281
Foreign currency risk - loans denominated in foreign currency	(865,379)	(27,586)	438,262	(242,840)
Balance at December 31	$ (149,676)	$ (4,771)	$ 715,703	$ 277,441